Subsequent events - Conflict with Aerolneas Argentina S.A ("ARSA") (Details) - Feb. 02, 2021 - Conflict with Aerolneas Argentina S.A $ in Millions, $ in Millions	ARS ($) installment	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Debt acknowledgment	$ 120.6	$ 36.5
Number of installments	72